SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended
	Oct. 22, 2025	Oct. 16, 2025	Oct. 13, 2025	Aug. 05, 2025	Nov. 30, 2024	Oct. 31, 2025	Sep. 30, 2025	Jan. 31, 2025	Nov. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split				1-for-3 reverse stock split
Stock issued during period shares conversion of convertible securities						1,128,882	1,128,882
Debt conversion converted instrument rate						5.00%	5.00%
Stock issued during period shares restricted stock award net		143,987
Share based compensation arrangement by share based payment award description	Once granted, 29,373 of the units are scheduled to vest immediately, and the remaining 114,614 units are scheduled to vest in four equal 25% annual installments, subject to continued service.
Warrants exercise price	$ 5.28
Stock options granted								180,758
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Equity method investments			$ 75,000
Par value			$ 0.0001
Regulation D Class B Common Stock Offering [Member]
Subsequent Event [Line Items]
Additional proceeds					$ 800
Common Class B [Member]
Subsequent Event [Line Items]
Warrants issued to service providers											533,333
Warrants exercise price										$ 31.50
Par value										0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price	$ 5.28
Common stock conversion basis			Sales of shares, if any, will be made at the Company’s discretion, subject to customary limitations, including a 4.99% ownership cap (which may be increased to 9.99% with 61 days’ notice), a 19.99% exchange cap unless stockholder approval is obtained, and the effectiveness of a registration statement covering the resale of such shares. The purchase price per share will be based on the volume-weighted average price (VWAP) of the Company’s Class B common stock during a specified pricing period, less a contractual discount.
Common Class B [Member] | Regulation A+ Common Stock Offering [Member]
Subsequent Event [Line Items]
Stock price					$ 44.40				$ 44.40
Proceeds from offering					$ 15,000
Additional proceeds					$ 3,000
Common Class B [Member] | Regulation D Class B Common Stock Offering [Member]
Subsequent Event [Line Items]
Stock price					$ 31.50				$ 31.50
Proceeds from offering					$ 20,000
Additional proceeds					$ 348
Common Class A [Member]
Subsequent Event [Line Items]
Par value										$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Regulation A+ Common Stock Offering [Member]
Subsequent Event [Line Items]
Additional proceeds									$ 100